Loans and Allowance for Credit Losses - Allowance for Loan Losses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of the allowance for loan losses
Balance at beginning of period		$ 23,744	$ 15,588	$ 16,903
Charge-offs		(2,991)	(628)	(637)
Recoveries		266	326	222
Provision for (release of) credit losses	[1]	1,025	2,665	(900)
Balance at end of period		22,044	23,744	15,588
Adoption of ASU 2016-13
Summary of the allowance for loan losses
Balance at beginning of period		5,793
Balance at end of period			5,793
Balance, January 01, 2023
Summary of the allowance for loan losses
Balance at beginning of period		21,381
Balance at end of period			21,381
Commercial, financial, and agricultural
Summary of the allowance for loan losses
Balance at beginning of period		3,208	2,735	2,717
Charge-offs		(2,238)	(161)	(135)
Recoveries		118	192	56
Provision for (release of) credit losses		472	1,091	97
Balance at end of period		1,560	3,208	2,735
Commercial, financial, and agricultural | Adoption of ASU 2016-13
Summary of the allowance for loan losses
Balance at beginning of period		(649)
Balance at end of period			(649)
Commercial, financial, and agricultural | Balance, January 01, 2023
Summary of the allowance for loan losses
Balance at beginning of period		2,086
Balance at end of period			2,086
Real Estate Construction - Residential
Summary of the allowance for loan losses
Balance at beginning of period		1,043	157	137
Charge-offs		0	0	0
Recoveries		0	0	0
Provision for (release of) credit losses		(465)	595	20
Balance at end of period		578	1,043	157
Real Estate Construction - Residential | Adoption of ASU 2016-13
Summary of the allowance for loan losses
Balance at beginning of period		291
Balance at end of period			291
Real Estate Construction - Residential | Balance, January 01, 2023
Summary of the allowance for loan losses
Balance at beginning of period		448
Balance at end of period			448
Real Estate Construction - Commercial
Summary of the allowance for loan losses
Balance at beginning of period		3,273	875	588
Charge-offs		0	0	0
Recoveries		27	22	22
Provision for (release of) credit losses		(1,079)	(518)	265
Balance at end of period		2,221	3,273	875
Real Estate Construction - Commercial | Adoption of ASU 2016-13
Summary of the allowance for loan losses
Balance at beginning of period		2,894
Balance at end of period			2,894
Real Estate Construction - Commercial | Balance, January 01, 2023
Summary of the allowance for loan losses
Balance at beginning of period		3,769
Balance at end of period			3,769
Real Estate Mortgage - Residential
Summary of the allowance for loan losses
Balance at beginning of period		5,264	3,329	2,482
Charge-offs		(51)	(88)	0
Recoveries		13	23	45
Provision for (release of) credit losses		84	110	802
Balance at end of period		5,310	5,264	3,329
Real Estate Mortgage - Residential | Adoption of ASU 2016-13
Summary of the allowance for loan losses
Balance at beginning of period		1,890
Balance at end of period			1,890
Real Estate Mortgage - Residential | Balance, January 01, 2023
Summary of the allowance for loan losses
Balance at beginning of period		5,219
Balance at end of period			5,219
Real Estate Mortgage - Commercial
Summary of the allowance for loan losses
Balance at beginning of period		10,537	8,000	10,662
Charge-offs		(437)	(32)	(181)
Recoveries		0	4	11
Provision for (release of) credit losses		2,205	952	(2,492)
Balance at end of period		12,305	10,537	8,000
Real Estate Mortgage - Commercial | Adoption of ASU 2016-13
Summary of the allowance for loan losses
Balance at beginning of period		1,613
Balance at end of period			1,613
Real Estate Mortgage - Commercial | Balance, January 01, 2023
Summary of the allowance for loan losses
Balance at beginning of period		9,613
Balance at end of period			9,613
Installment and other consumer
Summary of the allowance for loan losses
Balance at beginning of period		232	326	256
Charge-offs		(265)	(347)	(321)
Recoveries		108	85	88
Provision for (release of) credit losses		63	248	303
Balance at end of period		138	232	326
Installment and other consumer | Adoption of ASU 2016-13
Summary of the allowance for loan losses
Balance at beginning of period		(80)
Balance at end of period			(80)
Installment and other consumer | Balance, January 01, 2023
Summary of the allowance for loan losses
Balance at beginning of period		246
Balance at end of period			246
Unallocated Financing Receivables
Summary of the allowance for loan losses
Balance at beginning of period		187	166	61
Charge-offs		0	0	0
Recoveries		0	0	0
Provision for (release of) credit losses		(255)	187	105
Balance at end of period		(68)	187	$ 166
Unallocated Financing Receivables | Adoption of ASU 2016-13
Summary of the allowance for loan losses
Balance at beginning of period		(166)
Balance at end of period			(166)
Unallocated Financing Receivables | Balance, January 01, 2023
Summary of the allowance for loan losses
Balance at beginning of period		$ 0
Balance at end of period			$ 0

[1]	Prior to adoption of ASU No 2016-13 on January 1, 2023, credit losses were estimated using the incurred loss approach.